Segment Financial Information - Additional Information (Detail)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026 customer	Mar. 31, 2025 segment	Mar. 31, 2026 segment	Dec. 31, 2025 segment
Disclosure of operating segments [abstract]
Number of business segments | segment		7	6	7
Number of major customers | customer	9